PIONEER VARIABLE CONTRACTS TRUST

Pioneer Equity Income VCT Portfolio — Class I and II Shares

Schedule of Investments
September 30, 2020

Schedule of Investments I 9/30/20 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 98.8%
	COMMON STOCKS - 98.8% of Net Assets
	Air Freight & Logistics - 0.7%
6,878	CH Robinson Worldwide, Inc.	$ 702,863
	Total Air Freight & Logistics	$ 702,863
	Auto Components - 1.4%
36,631	BorgWarner, Inc.	$1,419,085
	Total Auto Components	$1,419,085
	Banks - 5.4%
74,070	Bank of America Corp.	$1,784,346
6,804	Canadian Imperial Bank of Commerce	508,395
9,164	M&T Bank Corp.	843,913
10,932	PNC Financial Services Group, Inc.	1,201,536
27,617	Truist Financial Corp.	1,050,827
	Total Banks	$5,389,017
	Capital Markets - 5.2%
23,842	Bank of New York Mellon Corp.	$ 818,734
21,111	Morgan Stanley	1,020,717
11,528	Northern Trust Corp.	898,838
12,463	State Street Corp.	739,430
13,194	T Rowe Price Group, Inc.	1,691,735
	Total Capital Markets	$5,169,454
	Chemicals - 3.3%
12,605	Celanese Corp.	$1,354,407
6,299	Corteva, Inc.	181,474
9,433	Dow, Inc.	443,823
8,664	DuPont de Nemours, Inc.	480,679
4,251	FMC Corp.	450,223
4,489	Johnson Matthey Plc (A.D.R.)	276,073
	Total Chemicals	$3,186,679
	Commercial Services & Supplies - 1.2%
9,109	MSA Safety, Inc.	$1,222,155
	Total Commercial Services & Supplies	$1,222,155
	Communications Equipment - 0.8%
19,247	Cisco Systems, Inc.	$ 758,139
	Total Communications Equipment	$ 758,139
	Distributors - 1.0%
10,604	Genuine Parts Co.	$1,009,183
	Total Distributors	$1,009,183
	Diversified Telecommunication Services - 3.0%
11,125	BCE, Inc.	$ 461,354
41,937	Verizon Communications, Inc.	2,494,832
	Total Diversified Telecommunication Services	$2,956,186
	Electric Utilities - 3.5%
35,466	Alliant Energy Corp.	$1,831,819
9,587	American Electric Power Co., Inc.	783,545
1,827	NextEra Energy, Inc.	507,102
14,750	PPL Corp.	401,347
	Total Electric Utilities	$3,523,813
	Electrical Equipment - 0.5%
8,517	Emerson Electric Co.	$ 558,460
	Total Electrical Equipment	$ 558,460
	Electronic Equipment, Instruments & Components - 0.9%
9,417	TE Connectivity, Ltd.	$ 920,418
	Total Electronic Equipment, Instruments & Components	$ 920,418
	Equity Real Estate Investment Trusts (REITs) - 3.4%
11,749	Alexandria Real Estate Equities, Inc.	$1,879,840
7,625	Camden Property Trust	678,473
3,508	Digital Realty Trust, Inc.	514,834
3,318	Prologis, Inc.	333,857
	Total Equity Real Estate Investment Trusts (REITs)	$3,407,004
	Financials - 1.1%
11,151	JPMorgan Chase & Co.	$1,073,507
	Total Financials	$1,073,507
	Food & Staples Retailing - 1.0%
6,832	Walmart, Inc.	$ 955,865
	Total Food & Staples Retailing	$ 955,865
	Food Products - 8.5%
1,764	Calavo Growers, Inc.	$ 116,900
15,931	General Mills, Inc.	982,624
2,936	Hershey Co.	420,846
4,654	JM Smucker Co.	537,630
5,388	John B Sanfilippo & Son, Inc.	406,148
18,075	Kellogg Co.	1,167,464
13,953	Lamb Weston Holdings, Inc.	924,665
4,866	McCormick & Co., Inc.,	944,491
38,310	Mondelez International, Inc.	2,200,910
Shares		Value
	Food Products - (continued)
6,516	Nestle S.A. (A.D.R.)	$ 777,066
	Total Food Products	$8,478,744
	Health Care Equipment & Supplies - 4.0%
22,712	Abbott Laboratories	$2,471,747
2,759	Becton Dickinson and Co.	641,964
23,096	Smith & Nephew Plc (A.D.R.)	903,054
	Total Health Care Equipment & Supplies	$4,016,765
	Health Care Providers & Services - 3.9%
8,602	AmerisourceBergen Corp.	$ 833,706
2,106	Anthem, Inc.	565,650
10,825	CVS Health Corp.	632,180
2,247	Humana, Inc.	930,011
8,487	Quest Diagnostics, Inc.	971,677
	Total Health Care Providers & Services	$3,933,224
	Hotels, Restaurants & Leisure - 0.6%
20,941	Cedar Fair LP	$ 587,814
	Total Hotels, Restaurants & Leisure	$ 587,814
	Household Products - 1.4%
6,498	Clorox Co.	$1,365,685
	Total Household Products	$1,365,685
	Industrial Conglomerates - 1.1%
6,686	Honeywell International, Inc.	$1,100,582
	Total Industrial Conglomerates	$1,100,582
	Information Technology - 0.3%
2,576	CDW Corp.	$ 307,909
	Total Information Technology	$ 307,909
	Insurance - 6.2%
12,695	Chubb, Ltd.	$1,474,143
9,606	First American Financial Corp.	489,041
21,947	Lincoln National Corp.	687,600
17,830	Progressive Corp.	1,687,966
45,076	Sun Life Financial, Inc.	1,835,945
	Total Insurance	$6,174,695
	IT Services - 2.6%
2,185	Accenture Plc	$ 493,788
2,788	Automatic Data Processing, Inc.	388,898
3,419	Fidelity National Information Services, Inc.	503,311
9,029	Leidos Holdings, Inc.	804,935
5,644	Paychex, Inc.	450,222
	Total IT Services	$2,641,154
	Machinery - 5.5%
5,271	Caterpillar, Inc.	$ 786,170
60,686	Gorman-Rupp Co.	1,787,809
21,184	Komatsu, Ltd. (A.D.R.)	466,048
20,537	PACCAR, Inc.	1,751,395
11,477	Timken Co.	622,283
	Total Machinery	$5,413,705
	Media - 0.8%
17,197	Comcast Corp.	$ 795,533
	Total Media	$ 795,533
	Metals & Mining - 4.1%
12,842	Kaiser Aluminum Corp.	$ 688,203
14,427	Materion Corp.	750,637
24,798	Nucor Corp.	1,112,438
15,824	Reliance Steel & Aluminum Co.	1,614,681
	Total Metals & Mining	$4,165,959
	Multiline Retail - 2.0%
12,463	Target Corp.	$1,961,925
	Total Multiline Retail	$1,961,925
	Multi-Utilities - 3.8%
13,617	Ameren Corp.	$1,076,833
12,023	CMS Energy Corp.	738,332
21,089	WEC Energy Group, Inc.	2,043,524
	Total Multi-Utilities	$3,858,689
	Oil, Gas & Consumable Fuels - 2.9%
5,174	Chevron Corp.	$ 372,528
16,822	ConocoPhillips	552,434
10,786	Exxon Mobil Corp.	370,283
17,584	Phillips 66	911,555
16,078	Valero Energy Corp.	696,499
	Total Oil, Gas & Consumable Fuels	$2,903,299
	Pharmaceuticals - 8.0%
47,373	AstraZeneca Plc (A.D.R.)	$2,596,041
13,704	Eli Lilly & Co.	2,028,466
22,339	Merck & Co., Inc.	1,853,020
22,162	Novo Nordisk AS (A.D.R.)	1,538,708
	Total Pharmaceuticals	$8,016,235
Shares		Value
	Semiconductors & Semiconductor Equipment - 5.1%
8,754	Analog Devices, Inc.	$1,021,942
4,110	Cabot Microelectronics Corp.	586,949
10,118	KLA-Tencor Corp.	1,960,262
10,733	Texas Instruments, Inc.	1,532,565
	Total Semiconductors & Semiconductor Equipment	$5,101,718
	Specialty Retail - 1.1%
2,046	Home Depot, Inc.	$ 568,195
9,607	TJX Cos., Inc.	534,630
	Total Specialty Retail	$1,102,825
	Textiles, Apparel & Luxury Goods - 2.2%
12,640	Carter's, Inc.	$1,094,371
15,545	VF Corp.	1,092,036
	Total Textiles, Apparel & Luxury Goods	$2,186,407
	Trading Companies & Distributors - 1.9%
23,586	Fastenal Co.	$1,063,493
80,520	Ferguson Plc (A.D.R.)	812,447
	Total Trading Companies & Distributors	$1,875,940
	Water Utilities - 0.4%
2,814	American Water Works Co., Inc.	$ 407,692
	Total Water Utilities	$ 407,692
	TOTAL COMMON STOCKS
	(Cost $76,835,376)	$98,648,327
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 98.8%
	(Cost $76,835,376)	$98,648,327
	OTHER ASSETS AND LIABILITIES - 1.2%	$1,235,405
	NET ASSETS - 100.0%	$99,883,732

REIT	Real Estate Investment Trust.
(A.D.R.)	American Depositary Receipts.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of September 30, 2020, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$98,648,327	$–	$–	$98,648,327
Total Investments in Securities	$98,648,327	$–	$–	$98,648,327

For the nine months ended September 30, 2020, there were no transfers between Levels 1, 2 and 3.